Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue	€ 43,471	€ 42,522	€ 42,270
External purchases	(18,732)	(17,973)	(17,691)
Other operating income	747	783	604
Other operating expenses	(413)	(700)	(789)
Labor expenses	(8,920)	(9,917)	(8,490)
Operating taxes and levies	(1,882)	(1,926)	(1,924)
Gains (losses) on disposal of fixed assets, investments and activities	233	2,507	228
Restructuring costs	(125)	(331)	(25)
Depreciation and amortization of fixed assets	(7,035)	(7,074)	(7,134)
Depreciation and amortization of financed assets	(107)	(84)	(55)
Depreciation and amortization of right-of-use assets	(1,507)	(1,481)	(1,384)
Impairment of goodwill	(817)	(3,702)
Impairment of fixed assets	(56)	(17)	(30)
Impairment of right-of-use assets	(54)	(91)	(57)
Share of profits (losses) of associates and joint ventures	(2)	3	(2)
Operating income	4,801	2,521	5,521
Cost of gross financial debt excluding financed assets	(775)	(829)	(1,099)
Interests on debts related to financed assets	(3)	(1)	(1)
Gains (losses) on assets contributing to net financial debt	48	(3)	(1)
Foreign exchange gain (loss)	(97)	65	(103)
Interests on lease liabilities	(145)	(120)	(120)
Other net financial expenses	52	106	11
Finance costs, net	(920)	(782)	(1,314)
Income taxes	(1,265)	(962)	848
Consolidated net income	2,617	778	5,055
Net income attributable to owners of the parent company	2,146	233	4,822
Non-controlling interests	€ 471	€ 545	€ 233
Earnings per share [abstract]
Net income - basic (in euros per share)	€ 0.73	€ 0.00	€ 1.72
Net income - diluted (in euros per share)	€ 0.73	€ 0.00	€ 1.71